Share Capital (Details 1) (CAD)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Total options for shares outstanding, beginning of year	1,219,236	979,168
Total options for shares, granted	195,000	325,000
Total options for shares, exercised	(75,167)	(77,432)
Total options for shares, expired	(130,733)	0
Total options for shares, forfeited and cancelled	(40,001)	(7,500)
Total options for shares outstanding, end of year	1,168,335	1,219,236
Total options for shares, exercisable, end of year	684,334	662,573
Weighted average price, outstanding, beginning of year	8.84	9.42
Weighted average price, granted	2.58	5.88
Weighted average price, exercised	3.39	3.77
Weighted average price, expired	4.66	0.00
Weighted average price, forfeited and cancelled	9.93	8.80
Weighted average price, outstanding, end of year	8.57	8.84
Weighted average price,, exercisable, end of year	10.88	8.87